Scope of Consolidation, Subsidiaries and Other Equity Investments - Equity Investments with Ownership of at Least 5% (Details) - Lowest	12 Months Ended
Dec. 31, 2018
83North IV, L.P., Hertzalia, Israel
SUBSIDIARIES
Ownership	5.00%
Alation, Inc., Redwood City, CA, United States [Member]
SUBSIDIARIES
Ownership	5.00%
Alchemist Accelerator Fund I LLC, San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
All Tax Platform - Solucoes Tributarias S.A., Sao Paulo, Brazil
SUBSIDIARIES
Ownership	5.00%
Amplify Partners II L.P., Menlo Park, CA, United States
SUBSIDIARIES
Ownership	5.00%
Amplify Partners III, L.P., Menlo Park, CA, United States
SUBSIDIARIES
Ownership	5.00%
Amplify Partners L.P., Menlo Park, CA, United States
SUBSIDIARIES
Ownership	5.00%
AP Opportunity Fund, LLC, Menlo Park, CA, United States
SUBSIDIARIES
Ownership	5.00%
Auth0, Inc., Bellevue, WA, United States
SUBSIDIARIES
Ownership	5.00%
Blue Yard Capital 1 GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Catchpoint Systems, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Char Software, Inc., Boston, MA, United States
SUBSIDIARIES
Ownership	5.00%
Contentful GmbH, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Costanoa Venture Capital II L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
Costanoa Venture Capital III L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
Costanoa Venture Capital QZ, LLC, Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
Culture Amp, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Data Collective II L.P., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Data Collective III L.P., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Data Collective IV, L.P., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
DataRobot, Inc., Boston, MA, United States
SUBSIDIARIES
Ownership	5.00%
Dharma Platform, Inc., Washington, DC, United States
SUBSIDIARIES
Ownership	5.00%
Digital Hub Rhein-Neckar GmbH, Ludwigshafen, Germany
SUBSIDIARIES
Ownership	5.00%
EIT ICT Labs Germany GmbH, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
FeedZai S.A., Lisbon, Portugal
SUBSIDIARIES
Ownership	5.00%
Felix Ventures II, L.P., London, United Kingdom
SUBSIDIARIES
Ownership	5.00%
Follow Analytics, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
GK Software AG, Schoneck, Germany
SUBSIDIARIES
Ownership	5.00%
Greater Pacific Capital (Cayman) L.P., Grand Cayman, Cayman Islands
SUBSIDIARIES
Ownership	5.00%
IDG Ventures USA III, L.P., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
IEX Group, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
InfluxData, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
InnovationLab GmbH, Heidelberg, Germany
SUBSIDIARIES
Ownership	5.00%
innoWerft Technologie- und Grunderzentrum Walldorf Stiftung GmbH, Walldorf, Germany
SUBSIDIARIES
Ownership	5.00%
JFrog, Ltd., Netanya, Israel
SUBSIDIARIES
Ownership	5.00%
Jibe, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Kaltura, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Kavacha TopCo LLC, New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Landlog Limited, Tokyo, Japan
SUBSIDIARIES
Ownership	5.00%
LeanData, Inc., Sunnyvale, CA, United States
SUBSIDIARIES
Ownership	5.00%
Livongo Health, Inc., Mountain View, CA, United States
SUBSIDIARIES
Ownership	5.00%
Local Globe VII, L.P., St. Peter Port, Guernsey, Channel Islands
SUBSIDIARIES
Ownership	5.00%
Local Globe VIII, L.P., St. Peter Port, Guernsey, Channel Islands
SUBSIDIARIES
Ownership	5.00%
Looker Data Sciences, Inc., Santa Cruz, CA, United States
SUBSIDIARIES
Ownership	5.00%
Matillion Ltd., Altrincham, United Kingdom
SUBSIDIARIES
Ownership	5.00%
Mosaic Ventures I, L.P., London, United Kingdom
SUBSIDIARIES
Ownership	5.00%
MVP Strategic Partnership Fund GmbH & Co. KG, Munich, Germany
SUBSIDIARIES
Ownership	5.00%
Narrative Science, Inc., Chicago, IL, United States
SUBSIDIARIES
Ownership	5.00%
Nor1, Inc., Santa Clara, CA, United States
SUBSIDIARIES
Ownership	5.00%
Notation Capital II, L.P., Brooklyn, NY, United States
SUBSIDIARIES
Ownership	5.00%
Notation Capital, L.P., Brooklyn, NY, United States
SUBSIDIARIES
Ownership	5.00%
On Deck Capital, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
OpenX Software Limited, Pasadena, CA, United States
SUBSIDIARIES
Ownership	5.00%
OpsRamp, Inc., San Jose, CA, United States
SUBSIDIARIES
Ownership	5.00%
Pendo.io, Inc., Raleigh, NC, United States
SUBSIDIARIES
Ownership	5.00%
Pheonix Labs Canada, ULC, Burnaby, BC, Canada
SUBSIDIARIES
Ownership	5.00%
Point Nine Annex GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Point Nine Capital Fund II GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Point Nine Capital Fund III GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Point Nine Capital Fund IV GmbH & Co. KG, Berlin, Germany
SUBSIDIARIES
Ownership	5.00%
Portworx Inc., Los Altos, CA, United States
SUBSIDIARIES
Ownership	5.00%
Post for Systems, Cairo, Egypt
SUBSIDIARIES
Ownership	5.00%
Project 44, Inc., Chicago, IL, United States
SUBSIDIARIES
Ownership	5.00%
PubNub, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Punchh, Inc., San Mateo, CA, United States
SUBSIDIARIES
Ownership	5.00%
Realize Corporation, Tokyo, Japan
SUBSIDIARIES
Ownership	5.00%
Reltio, Inc., Redwood Shores, CA, United States
SUBSIDIARIES
Ownership	5.00%
Return Path, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Ridge Ventures IV, L.P., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
Rome2rio Pty. Ltd., Richmond, Australia
SUBSIDIARIES
Ownership	5.00%
Scryer, Inc., New York, NY, United States
SUBSIDIARIES
Ownership	5.00%
Scytl, S.A., Barcelona, Spain
SUBSIDIARIES
Ownership	5.00%
Smart City Planning, Inc., Tokyo, Japan
SUBSIDIARIES
Ownership	5.00%
SportsTech Fund, L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
SportsTech Parallel Fund, L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
Spring Mobile Solutions, Inc., Salt Lake City, UT, United States
SUBSIDIARIES
Ownership	5.00%
Storm Ventures V, L.P., Menlo Park, CA, United States
SUBSIDIARIES
Ownership	5.00%
SumoLogic, Inc., Redwood City, CA, United States
SUBSIDIARIES
Ownership	5.00%
SV Angel IV, L.P., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%
T3C Inc., Mountain View, CA, United States
SUBSIDIARIES
Ownership	5.00%
The Currency Cloud Group Limited, London, United Kingdom
SUBSIDIARIES
Ownership	5.00%
The SaaStr Fund I, L.P., Palo Alto, CA, United States
SUBSIDIARIES
Ownership	5.00%
Upfront V, L.P., Santa Monica, CA, United States
SUBSIDIARIES
Ownership	5.00%
Wandera, Inc., San Francisco, CA, United States
SUBSIDIARIES
Ownership	5.00%